Net Loss per Share - Schedule of anti-dilutive securities excluded from computation of diluted earnings per share (Details) - shares	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	165,862,789	53,874,327
Stock Options
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	29,996,748	24,288,919
RSUs
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	2,348,434	0
2017 Secured convertible debenture warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	107,136
2018 equity warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	10,512,208
2018 February 2018 financing warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	4,413,498
2019 June financing warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	2,184,540	2,184,540
USD$25m registered direct offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	7,485,032	0
USD$20m registered direct offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	5,988,024	0
2020 April underwritten public offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	56,017,500	0
2020 May underwritten public offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	31,410,050	0
Warrants issued under conversion of debentures
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	18,662,500	0
Joint venture and Inner Spirit issued warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	11,500,000	11,571,235
Convertible debenture broker/finder warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	269,961	796,791